Segments (Tables)	12 Months Ended
Jun. 30, 2021
Segments
Summary of information by segment

The following tables present summary information by segment for the years ended June 30, 2021, 2020 and 2019:

	Feed raw	Fresh	Grocery
	materials	meat	stores	Total
	(continuing	(discontinued	(discontinued	(discontinued
For the year ended June 30, 2021	operations)	operations)	operations)	operations)
Revenues	$80,498,435	$49,102,561	$—	$49,102,561
Cost of revenues	77,501,417	48,404,728	—	48,404,728
Gross profit	2,997,018	697,833	—	697,833
Depreciation and amortization	6,514	485,559	3,308	488,867
Total capital expenditures	$—	$—	$—	$—

	Feed raw	Fresh	Grocery
	materials	meat	stores	Total
	(continuing	(discontinued	(discontinued	(discontinued
For the year ended June 30, 2020	operations)	operations)	operations)	operations)
Revenues	$24,248,765	$86,302,737	$1,574,965	$87,877,702
Cost of revenues	22,219,528	81,153,996	1,435,597	82,589,593
Gross profit	2,029,237	5,148,741	139,368	5,288,109
Depreciation and amortization	1,579	506,775	125,257	632,032
Total capital expenditures	$—	$700,399	$—	$700,399

	Feed raw	Fresh	Grocery
	materials	meat	stores	Total
	(continuing	(discontinued	(discontinued	(discontinued
For the year ended June 30, 2019	operations)	operations)	operations)	operations)
Revenues	$—	$99,079,267	$3,465,885	$102,545,152
Cost of revenues	—	90,429,027	3,114,906	93,543,933
Gross profit	—	8,650,240	350,979	9,001,219
Depreciation and amortization	—	521,925	167,609	689,534
Total capital expenditures	$—	$20,635	$—	$20,635

Total assets as of:

	June 30,	June 30,
	2021	2020
Fresh meat business - discontinued	$24,580,812	$44,857,432
Feed raw materials business - continuing	15,633,213	17,633,125
Grocery stores - discontinued	528,376	642,637
Holding companies	133,427	216,240
Total Assets	$40,875,828	$63,349,434